Fair Value of Financial Instruments (Details) - Schedule of fair value of the Level 3 liability - Isos Acquisition Corporation [Member]	9 Months Ended
Sep. 30, 2021 USD ($)
Warrant Liability [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value beginning balance
Initial fair value of warrant liability and FPA liability	18,421,695
Transfer out of Level 3 to Level 1	(8,494,567)
Change in fair value	(2,416,428)
Fair value ending balance	7,510,700
FPA Liability [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value beginning balance
Initial fair value of warrant liability and FPA liability	558,090
Transfer out of Level 3 to Level 1
Change in fair value	3,667,048
Fair value ending balance	$ 4,225,138